OTHER LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES
Pension benefit obligations	$ 40,490	$ 32,881
Other	20,512	9,738
Total other liabilities	$ 61,002	$ 42,619
Minimum number of years of service for retirement program	10 years
Age limit to eligible for retirement program (in years)	57 years